SUBSEQUENT EVENTS (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		1 Months Ended
	Apr. 22, 2022	Feb. 28, 2025	Jan. 31, 2025
SUBSEQUENT EVENTS
Dividends approved and proposed			R$ 2,201,690
Class A preferred shares
SUBSEQUENT EVENTS
Dividends approved and proposed, per share			R$ 2.430751379
Class B preferred shares
SUBSEQUENT EVENTS
Dividends approved and proposed, per share			1.823063534
Common share and golden share
SUBSEQUENT EVENTS
Dividends approved and proposed, per share			R$ 0.862972093
Major business combination | Vale do Sao Bartolomeu Transmissora de Energia S.A.
SUBSEQUENT EVENTS
Control of acquired, percentage		10.00%
Percentage of equity interest /Percentage of participation		100.00%
Disposal of special purpose companies | Lago Azul Transmisso S.A.
SUBSEQUENT EVENTS
Ownership interest transferred (in percent)		49.90%
Major borrowings | Eletronuclears
SUBSEQUENT EVENTS
Notional amount	R$ 2,400,000
Payment term	10 years
Grace period for the principal debt	4 years
Total debentures amount, will not be converted into shares	R$ 500,000